Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities
14.	Accrued liabilities and other current liabilities

	As of December 31,
	2023	2024
	(in thousands)
Salary and welfare payable	8,915	12,798
Other tax payables	3,221	1,952
VAT received from customers related to contract liabilities	—	2,690
Provision for reserve for inventory purchase commitments (Note a)	—	401
Others	3,228	3,851

Total	15,364	21,692

Note a: The Group entered into several contracts to purchase foundry service. These contracts represent firm purchase commitments which are evaluated for potential losses. As of December 31, 2023 and 2024, the Group’s purchase obligation to third-party suppliers for foundry service
was nil and USD1,013,000

(equivalent to RMB7,282,000), respectively. The Group applied the guidance in ASC Topic 330, Inventory, to assess the purchase commitment and related loss, using such factors as Group-specific forecasts which are reliant on the Group’s limited sales history, agreement-specific provisions, macroeconomic factors and market and industry trends. For the year
s
ended December 31, 2023 and 2024, a provision of nil and RMB401,000 was
recognized in cost of revenue for the Group’s inventory purchase commitments under foundry service contracts.